Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2026
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company

19. Condensed financial information of the parent company

The Group performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Group to disclose the financial statements for the parent Company.

Condensed Balance Sheets

	As of June 30,
	2025	2026	2026
	RMB	RMB	US$ Note 2 (e)
ASSETS
Cash	4,037,883	262	39
Short-term investment	661,824	-	-
Stable coins	-	6,771	998
Crypto assets	-	2,658,117	391,758
Amounts due from the Group’s entities	3,216,456	6,547,801	965,026
Prepaid expenses and other current assets	26,863,500	46,310,793	6,825,366
Other non-current assets	4,931,108	-	-
Investment in subsidiaries	17,118,074	9,876,508	1,455,617
TOTAL ASSETS	56,828,845	65,400,252	9,638,804

LIABILITIES
Accrued expenses and other current liabilities	6,258	4,716,895	695,184
TOTAL LIABILITIES	6,258	4,716,895	695,184

SHAREHOLDERS’ EQUITY
Ordinary Shares (US$0.01 par value per share; 5,000,000 and 10,000,000 shares authorized as of June 30, 2025 and 2026; 220,000 and 821,300 shares issued and outstanding as of June 30, 2025 and 2026, respectively)*	14,177	55,503	8,180
Additional paid-in capital	107,349,192	143,897,160	21,207,817
Share subscription receivable	(12,720)	(12,720)	(1,875)
Accumulated deficits	(49,761,797)	(80,867,834)	(11,918,444)
Accumulated other comprehensive loss	(766,265)	(2,388,752)	(352,058)
Total Wetour Robotics Limited shareholders’ equity	56,822,587	60,683,357	8,943,620
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	56,828,845	65,400,252	9,638,804

*	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization and reverse share splits. (Note 13).

Condensed Statements of operations

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US$ Note 2 (e)
Operating expenses:
General and administrative expenses	-	(5,016,921)	(16,916,964)	(2,493,252)
Total other income/(expenses), net	-	207,024	(708,034)	(104,351)
Share-based compensation expenses	-	-	(1,087,987	(160,349)
Share of loss in subsidiaries	(4,055,592)	(7,673,150)	(12,394,868)	(1,826,779)
Loss from operations	(4,055,592)	(12,483,047)	(31,107,853)	(4,584,731)
Net loss	(4,055,592)	(12,483,047)	(31,107,853)	(4,584,731)

Condensed Statements of Cash Flows

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US$ Note 2 (e)
Net cash used in operating activities	-	(39,836,955)	(13,318,813)	(1,962,950)
Net cash (used in)/ provided by investing activities	-	(5,658,778)	908,093	133,836
Net cash provided by financing activities	-	50,333,827	11,072,404	1,631,870
Effect of exchange rate changes on cash	-	(800,211)	(2,699,305)	(397,827)
Net change in cash	-	4,037,883	(4,037,621)	(595,071)
Cash at beginning of the year	-	-	4,037,883	595,110
Cash at end of the year	-	4,037,883	262	39